DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2019
DIVIDENDS [abstract]
Schedule of dividends
	2017	2018	2019

Dividend per ordinary share:
2019 interim dividend - HK$0.33 (2018: interim dividend HK$0.30, 2017: interim dividend HK$0.20) per ordinary share	7,601	11,890	13,260
2018 final dividend - HK$0.40 (2017: final dividend HK$0.30, 2016: Final dividend HK $0.23) per ordinary share	8,847	11,633	15,713

2019 final dividend proposed at HK$0.45 per ordinary share by the Board of Directors - not recognized as a liability as at the end of the year	11,633	15,713	18,055